Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Charges Disclosure [Abstract]:
Schedule of deferred charges
	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, January 1, 2013	11,313	22,786	34,099
Additions	210	6,189	6,399
Amortization	(1,569)	(8,084)	(9,653)
Derecognition of deferred charges	—	(553)	(553)
Write-off	—	(428)	(428)
Balance, December 31, 2013	9,954	19,910	29,864
Additions	2,055	10,150	12,205
Amortization	(2,084)	(7,814)	(9,898)
Write-off	(2,023)	(1,473)	(3,496)
Balance, December 31, 2014	7,902	20,773	28,675
Additions	—	9,461	9,461
Amortization	(1,896)	(7,425)	(9,321)
Balance, December 31, 2015	6,006	22,809	28,815